Document and Entity Information	Apr. 07, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 07, 2017
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Apr. 07, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Feb. 28, 2017
2020 High Watermark Fund | Class A
Prospectus:
Trading Symbol	HWKAX
AIG Commodity Strategy Fund | Class A
Prospectus:
Trading Symbol	SUNAX
AIG Commodity Strategy Fund | Class C
Prospectus:
Trading Symbol	SUNCX
AIG Commodity Strategy Fund | Class W
Prospectus:
Trading Symbol	SUNWX
AIG Global Trends Fund | Class A Shares
Prospectus:
Trading Symbol	GTFAX
AIG Global Trends Fund | Class C Shares
Prospectus:
Trading Symbol	GTFCX
AIG Global Trends Fund | Class W Shares
Prospectus:
Trading Symbol	GTFWX
AIG Focused Multi-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	FOCAX
AIG Focused Multi-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	FOCCX
AIG Focused Multi-Cap Growth Fund | Class W
Prospectus:
Trading Symbol	FOCWX
AIG Focused Alpha Large-Cap Fund | Class A
Prospectus:
Trading Symbol	SFLAX
AIG Focused Alpha Large-Cap Fund | Class C
Prospectus:
Trading Symbol	SFLCX
AIG Focused Alpha Large-Cap Fund | Class W
Prospectus:
Trading Symbol	SFLWX
AIG Income Explorer Fund | Class A Shares
Prospectus:
Trading Symbol	IEAAX
AIG Income Explorer Fund | Class C Shares
Prospectus:
Trading Symbol	IEACX
AIG Income Explorer Fund | Class W Shares
Prospectus:
Trading Symbol	IEAWX
AIG Small-Cap Fund | A Shares
Prospectus:
Trading Symbol	SASAX
AIG Small-Cap Fund | C Shares
Prospectus:
Trading Symbol	SASCX
AIG Small-Cap Fund | W Shares
Prospectus:
Trading Symbol	SASWX